Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Transaction costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ (5,283)	$ (6,858)
Total [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	554,638	453,041
Current [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	198,213	123,411
Non-current [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 356,425	$ 329,630
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	9.40
Loans, financing and debentures	$ 25,663
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	9.53
Loans, financing and debentures	$ 87,695
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	9.54	4.26
Loans, financing and debentures	$ 8,764	$ 6,106
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	6.34	6.34
Loans, financing and debentures	$ 378	$ 1,493
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	7.64
Loans, financing and debentures	$ 5,752
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	9.53	7.64
Loans, financing and debentures	$ 868	$ 7,930
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	12.99
Loans, financing and debentures	$ 10,128
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	16.00
Loans, financing and debentures	$ 10,156
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %		9.85
Loans, financing and debentures		$ 4,147
Financing for agricultural costs [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 149,404	$ 19,676
Financing for agricultural costs (USD) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	3.66	3.66
Loans, financing and debentures	$ 11,566	$ 16,760
Financing for agricultural costs (USD) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 11,566	$ 16,760
Financing for agricultural costs (PYG) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %		9.60
Loans, financing and debentures		$ 16,628
Financing for agricultural costs (PYG) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	9,50	9.50
Loans, financing and debentures	$ 5,380	$ 6,815
Financing for agricultural costs (PYG) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	8,75	8.75
Loans, financing and debentures	$ 7,210	$ 9,206
Financing for agricultural costs (PYG) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 12,590	$ 32,649
Bahia Project Financing [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	3.50	3.50
Loans, financing and debentures	$ 8,885	$ 9,661
Bahia Project Financing [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	9.05
Loans, financing and debentures	$ 19,849
Bahia Project Financing [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 28,734	$ 9,661
Financing of working capital (USD) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	8.72	4.40
Loans, financing and debentures	$ 5,008	$ 10,840
Financing of working capital (USD) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	7.93
Loans, financing and debentures	$ 2,482
Financing of working capital (USD) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	8.71
Loans, financing and debentures	$ 17,281
Financing of working capital (USD) [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 24,771	$ 10,840
FINAME [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	9.05
Loans, financing and debentures	$ 2,808
Financing of Sugarcane [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	6.76	6.76
Loans, financing and debentures	$ 744	$ 1,230
Financing of Sugarcane [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges - %	6.34	6.34
Loans, financing and debentures	$ 27,537	$ 32,694
Financing of Sugarcane [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 28,281	$ 33,924
Debentures [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	CDI
Annual interest rates and charges - %		106.50
Loans, financing and debentures		$ 30,897
Debentures [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	CDI
Annual interest rates and charges - %	110.00	110.00
Loans, financing and debentures	$ 16,197	$ 31,096
Debentures [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate + IPCA
Annual interest rates and charges - %	5.37+100.00	5.37+100.00
Loans, financing and debentures	$ 285,570	$ 274,396
Debentures [Member]
Loans, Financing and Debentures (Details) - Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures	$ 301,767	$ 336,389